SCHEDULE OF INTANGIBLE ASSETS ACQUIRED AND ESTIMATED USEFUL LIVES (Details) - USD ($)	Mar. 31, 2026	Sep. 22, 2025
Business Combination [Line Items]
Intangible assets estimated useful life	5 years
Celnet Technology Co., Ltd. (“Celnet BJ”) [Member]
Business Combination [Line Items]
Intangible assets fair values at closing		$ 471,600
Celnet Technology Co., Ltd. (“Celnet BJ”) [Member] | Customer Relationship [Member]
Business Combination [Line Items]
Intangible assets estimated useful life		5 years
Intangible assets fair values at closing		$ 471,600